General Information, details (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) teu
Likiep Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,426
Orangina Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,426
Rongerik Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,739
Utirik Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,739
Dud Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,042
Kapa Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,923
Mago Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,923
Eluk Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,541
Oruk Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,541
Delap Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,576
Jabor Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,576
Meck Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,494
Langor Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,494
Lemongina Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,729
Nauru Shipping Company Inc (Notes 4 and 16) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,024
Unitized Ocean Transport Limited [Member]
Capacity By Subsidiary And Fees [Line Items]
Commissions percentage on charters	2.00%
Monthly management fee, operating vessels | $	$ 15
Monthly management fee, laid up vessels | $	8
Monthly administrative fee | $	$ 10